Revisions of Previously Issued Financial Statements - Schedule of Previously Issued Financial Statements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	$ 166,353
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	2,740,958	668,555
Additional paid-in capital	72,820,671	61,029,437
Accumulated deficit	(74,430,474)	(70,373,484)
Accumulated other comprehensive loss	108,853	(158,071)
Total shareholders’ equity (deficit)	1,406,361	$ (8,833,563)	$ 3,280,839	$ 542,388
As Previously Reported [Member]
Schedule of Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	2,740,958
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	166,353
Additional paid-in capital	72,820,671
Accumulated deficit	(74,430,474)
Accumulated other comprehensive loss	108,853
Total shareholders’ equity (deficit)	1,406,361
Adjustment [Member]
Schedule of Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	(2,574,605)
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	2,574,605
Additional paid-in capital
Accumulated deficit
Accumulated other comprehensive loss
Total shareholders’ equity (deficit)